EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	$ 46,781	$ 43,338
Mine and camp costs	2,537	3,143
Provision for reclamation	1,338
Effect of movements in exchange rates	1,280	(2,528)
Drilling and exploration	2,383	1,488
Depreciation of plant and equipment	317	540
Interest and financing costs	325	414
Geological and related services	116	205
Water treatment and tailing storage facility costs	112	53
Assessments and taxes	121	115
Assays	130	13
Disposition of Bralorne Mine	(45,613)
Ending balance	9,827	46,781
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	9,692	9,034
Mine and camp costs
Provision for reclamation
Effect of movements in exchange rates	(6)	226
Drilling and exploration	50	346
Depreciation of plant and equipment
Interest and financing costs
Geological and related services
Water treatment and tailing storage facility costs
Assessments and taxes	90	86
Assays
Disposition of Bralorne Mine
Ending balance	9,826	9,692
British Columbia & Yukon, Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	37,089	34,304
Mine and camp costs	2,537	3,143
Provision for reclamation	1,338
Effect of movements in exchange rates	1,286	(2,754)
Drilling and exploration	2,333	1,142
Depreciation of plant and equipment	317	540
Interest and financing costs	325	414
Geological and related services	116	205
Water treatment and tailing storage facility costs	112	53
Assessments and taxes	31	29
Assays	130	13
Disposition of Bralorne Mine	(45,613)
Ending balance	$ 1	$ 37,089